Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)
Classes of current inventories [abstract]
Finished products	$ 25,374			$ 22,709
Raw materials	5,194			5,156
Spare parts	2,102			2,401
Work in process	198			144
Inventories in transit	1,437			1,188
Other	535			334
Inventories	$ 34,840	$ 1,774		$ 31,932

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3